UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

March 31, 2012

1.814654.107

NCT-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 97.8%
	Principal Amount	Value
Amsterdam Funding Corp. yankee:
0.38% 5/9/12 (a)	$ 3,000,000	$ 2,999,177
0.47% 5/9/12 (a)	9,000,000	8,997,530
0.53% 5/14/12 (a)	5,000,000	4,998,438
ASB Finance Ltd. (London) yankee:
0.45% 9/14/12	2,000,000	1,993,691
0.52% 8/20/12	4,000,000	3,990,562
Atlantic Asset Securitization Corp.:
0.42% 4/27/12 (Liquidity Facility Credit Agricole CIB)	5,000,000	4,999,172
0.42% 4/27/12 (Liquidity Facility Credit Agricole CIB)	10,000,000	9,996,733
Australia & New Zealand Banking Group Ltd. yankee 0.5% 4/26/12	2,500,000	2,499,831
Autobahn Funding Co. LLC:
0.56% 6/12/12 (Liquidity Facility DZ BANK AG)	7,000,000	6,995,784
0.56% 6/12/12 (Liquidity Facility DZ BANK AG)	10,000,000	9,997,472
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 0.54% 5/14/12	10,000,000	9,996,250
BNP Paribas Finance, Inc. yankee:
0.33% 4/4/12	5,000,000	4,999,917
0.37% 5/2/12	10,000,000	9,997,892
BP Capital Markets PLC yankee:
0.25% 6/5/12	2,200,000	2,199,542
0.25% 6/8/12	1,000,000	999,773
0.35% 4/13/12	1,000,000	999,969
0.5% 8/6/12	6,000,000	5,995,937
0.53% 8/7/12	1,000,000	999,314
0.63% 11/27/12	4,000,000	3,992,713
0.67% 10/22/12	2,200,000	2,197,243
Ciesco LP:
0.27% 4/10/12	5,800,000	5,799,770
0.4% 5/17/12	10,000,000	9,998,000
0.4% 5/17/12	3,000,000	2,999,400
Commonwealth Bank of Australia yankee:
0.44% 6/15/12	1,000,000	999,662
0.62% 6/8/12	1,000,000	999,714
0.62% 6/15/12	1,000,000	999,662
Credit Suisse New York Branch yankee:
0.33% 6/15/12	6,500,000	6,494,272
0.64% 5/18/12	2,500,000	2,498,935
Danske Corp. yankee:
0.32% 4/12/12	3,500,000	3,499,762
0.34% 4/12/12	3,000,000	2,999,796
0.35% 4/12/12	2,000,000	1,999,864
0.35% 4/12/12	10,000,000	9,999,321
DNB Bank ASA yankee:
0.3% 6/25/12	3,000,000	2,997,934
0.38% 6/11/12	5,000,000	4,997,344

	Principal Amount	Value
0.4% 6/29/12	$ 3,000,000	$ 2,997,778
0.4% 7/16/12	2,000,000	1,997,972
0.55% 8/9/12	5,000,000	4,992,484
Gotham Funding Corp. yankee:
0.27% 4/10/12 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	3,000,000	2,999,826
0.28% 4/10/12 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	1,500,000	1,499,913
0.29% 4/13/12 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	4,000,000	3,999,704
Govco, Inc.:
0.27% 4/3/12 (Liquidity Facility Citibank NA)	2,000,000	1,999,958
0.27% 4/5/12 (Liquidity Facility Citibank NA)	5,000,000	4,999,842
0.3% 4/30/12 (Liquidity Facility Citibank NA)	4,000,000	3,999,170
0.3% 4/30/12 (Liquidity Facility Citibank NA)	1,361,000	1,360,718
0.38% 5/10/12 (Liquidity Facility Citibank NA)	2,000,000	1,999,437
0.39% 4/24/12 (Liquidity Facility Citibank NA)	1,000,000	999,845
0.5% 4/24/12 (Liquidity Facility Citibank NA)	1,000,000	999,845
ING U.S. Funding LLC yankee:
0.22% 4/24/12	2,000,000	1,999,668
0.5% 4/30/12	10,000,000	9,997,821
0.5% 5/14/12	3,000,000	2,998,875
Landesbank Hessen-Thuringen yankee 0.7% 5/10/12	5,000,000	4,998,366
Manhattan Asset Funding Co. LLC:
0.22% 4/2/12 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	4,000,000	3,999,937
0.22% 4/9/12 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	8,000,000	7,999,578
Market Street Funding LLC:
0.26% 5/2/12 (Liquidity Facility PNC Bank NA)	2,000,000	1,999,754
0.26% 5/7/12 (Liquidity Facility PNC Bank NA)	3,000,000	2,999,554
National Australia Funding, Inc. yankee:
0.3% 4/2/12	1,970,000	1,969,994
0.4% 7/9/12	1,500,000	1,499,314
Nationwide Building Society yankee:
0.62% 4/25/12	4,000,000	3,999,304
0.7% 6/12/12	2,000,000	1,998,351
Nordea North America, Inc. yankee:
0.38% 5/7/12	3,000,000	2,999,332
Commercial Paper - continued
	Principal Amount	Value
Nordea North America, Inc. yankee: - continued
0.4% 5/23/12	$ 2,000,000	$ 1,999,286
0.4% 5/23/12	2,000,000	1,999,286
0.5% 4/20/12	2,000,000	1,999,778
0.56% 4/13/12	1,000,000	999,943
0.6% 8/15/12	3,000,000	2,995,009
PB Finance (Delaware), Inc.:
0.69% 4/27/12	3,000,000	2,999,426
0.72% 4/18/12	5,000,000	4,999,420
0.72% 4/18/12	3,000,000	2,999,652
0.77% 4/23/12	5,000,000	4,999,210
0.9% 5/9/12	3,000,000	2,999,057
Rabobank USA Financial Corp. yankee:
0.36% 6/22/12	4,000,000	3,997,013
0.4% 5/18/12	2,000,000	1,999,407
0.4% 5/18/12	2,000,000	1,999,407
0.42% 4/13/12	1,000,000	999,942
0.45% 4/16/12	1,000,000	999,926
0.48% 4/23/12	1,000,000	999,880
Salisbury Receivables Co. LLC:
0.27% 4/26/12	4,000,000	3,999,310
0.33% 4/26/12	1,110,000	1,109,809
0.4% 5/8/12	3,000,000	2,999,201
Sheffield Receivables Corp. yankee:
0.27% 5/11/12 (Liquidity Facility Barclays Bank PLC)	6,000,000	5,998,404
0.32% 4/24/12 (Liquidity Facility Barclays Bank PLC)	5,500,000	5,499,225
0.45% 4/24/12 (Liquidity Facility Barclays Bank PLC)	1,000,000	999,859
Skandinaviska Enskilda Banken AB yankee:
0.4% 5/15/12	2,000,000	1,999,226
0.54% 5/8/12	2,000,000	1,999,393
0.55% 5/7/12	1,000,000	999,708
0.55% 5/8/12	4,000,000	3,998,787
0.55% 5/8/12	3,000,000	2,999,090
0.6% 4/11/12	1,000,000	999,940
0.605% 4/16/12	1,000,000	999,901
0.63% 4/2/12	1,000,000	999,988
0.63% 4/3/12	1,000,000	999,983
Societe Generale North America, Inc. yankee:
0.5% 5/2/12	5,000,000	4,998,809
0.5% 5/2/12	15,000,000	14,996,416
Sumitomo Mitsui Banking Corp. yankee 0.56% 5/7/12	2,500,000	2,499,269
Svenska Handelsbanken, Inc. yankee:
0.3% 5/10/12	2,000,000	1,999,533
0.3% 5/17/12	2,000,000	1,999,435

	Principal Amount	Value
0.38% 6/4/12	$ 1,000,000	$ 999,578
0.39% 6/4/12	2,000,000	1,999,157
0.45% 5/17/12	2,000,000	1,999,435
0.57% 8/27/12	4,000,000	3,993,000
Swedbank AB yankee:
0.31% 4/2/12	2,000,000	1,999,975
0.4% 4/2/12	2,000,000	1,999,975
0.4% 4/20/12	2,000,000	1,999,732
0.4% 4/20/12	1,260,000	1,259,831
0.425% 5/1/12	4,000,000	3,999,086
0.43% 4/20/12	2,000,000	1,999,732
0.55% 5/23/12	5,000,000	4,997,525
Toronto Dominion Holdings (USA) yankee:
0.28% 7/31/12	4,000,000	3,997,800
0.57% 8/10/12	2,000,000	1,998,788
Toyota Motor Credit Corp.:
0.42% 8/14/12	7,000,000	6,991,902
0.5% 6/18/12	4,000,000	3,998,427
UBS Finance, Inc. yankee:
0.32% 5/11/12	3,000,000	2,999,237
0.36% 6/4/12	6,000,000	5,996,568
0.42% 5/23/12	2,000,000	1,999,202
0.42% 6/4/12	3,000,000	2,998,284
0.43% 5/29/12	2,000,000	1,999,033
0.5% 5/11/12	1,000,000	999,746
0.53% 5/3/12	1,000,000	999,825
Westpac Banking Corp. yankee:
0.4% 8/3/12	3,000,000	2,995,569
0.4% 8/3/12	1,806,000	1,803,333
0.41% 7/9/12	1,000,000	999,056
0.5% 5/3/12	2,650,000	2,649,430
0.5% 7/2/12	2,000,000	1,998,362
0.57% 8/1/12	1,000,000	998,571
Windmill Funding Corp. yankee:
0.28% 4/19/12 (a)	11,000,000	10,998,625
0.55% 4/16/12 (a)	3,000,000	2,999,702
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $432,076,634)	432,186,130
NET OTHER ASSETS (LIABILITIES) - 2.2%	9,608,810
NET ASSETS - 100%	$ 441,794,940
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,993,472 or 7.0% of net assets.

Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $432,076,634. Net unrealized appreciation aggregated $109,496, of which $114,539 related to appreciated investment securities and $5,043 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

March 31, 2012

1.814653.107

NCC-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (f) - 55.3%
	Yield (a)	Principal Amount	Value
ASB Finance Ltd. (London)
4/11/12 to 9/14/12	0.45 to 0.68%	$ 121,000,000	$ 120,815,895
Australia & New Zealand Banking Group Ltd.
4/26/12	0.50	19,000,000	18,993,403
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
5/11/12 to 5/18/12	0.48	12,000,000	11,993,414
Bank of Nova Scotia
7/5/12	0.46	50,000,000	49,939,306
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
5/2/12 to 5/21/12	0.37 to 0.38	57,000,000	56,974,343
Barclays U.S. Funding Corp.
4/16/12	0.31	34,000,000	33,995,608
BNP Paribas Finance, Inc.
5/2/12	0.37	47,000,000	46,985,025
BP Capital Markets PLC
6/8/12	0.25	8,000,000	7,996,222
Caisse d'Amort de la Dette Sociale
5/25/12	0.54 (b)(d)	14,000,000	13,999,777
Commonwealth Bank of Australia
4/10/12 to 6/15/12	0.50 to 0.62	62,000,000	61,952,656
Credit Suisse New York Branch
4/30/12 to 6/22/12	0.30 to 0.35	225,000,000	224,883,243
DNB Bank ASA
6/11/12 to 7/2/12	0.30 to 0.40	62,000,000	61,948,633
General Electric Capital Corp.
7/9/12 to 7/16/12	0.31	200,000,000	199,823,472
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
4/12/12 to 4/13/12	0.26 to 0.30	72,325,000	72,318,041
JPMorgan Chase & Co.
8/1/12 to 9/12/12	0.29 to 0.30 (d)	213,000,000	212,916,133
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)
4/5/12 to 5/29/12	0.22 to 0.24	209,000,000	208,957,929
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
4/18/12	0.23	37,000,000	36,995,981
Market Street Funding LLC (Liquidity Facility PNC Bank NA)
4/17/12 to 5/2/12	0.24 to 0.26	86,037,000	86,025,361
Mitsubishi UFJ Trust & Banking Corp.
5/2/12 to 6/1/12	0.35 to 0.46	161,000,000	160,912,262
National Australia Funding, Inc.
4/17/12 to 5/1/12	0.20 to 0.54	218,650,000	218,623,830
National Bank Canada
7/10/12	0.47	20,000,000	19,973,889
Nationwide Building Society
4/5/12 to 4/16/12	0.44	19,000,000	18,997,311
Rabobank USA Financial Corp.
4/20/12 to 6/13/12	0.36 to 0.57	150,000,000	149,922,767

	Yield (a)	Principal Amount	Value
Salisbury Receivables Co. LLC (Barclays Bank PLC Guaranteed)
4/19/12	0.27%	$ 3,000,000	$ 2,999,595
Skandinaviska Enskilda Banken AB
5/7/12 to 5/16/12	0.40	50,000,000	49,978,411
Societe Generale North America, Inc.
4/4/12	0.35	32,000,000	31,999,067
Sumitomo Mitsui Banking Corp.
5/14/12	0.38	25,000,000	24,988,653
Svenska Handelsbanken, Inc.
4/3/12 to 6/15/12	0.32 to 0.52	28,000,000	27,997,278
Swedbank AB
5/1/12	0.43	5,000,000	4,998,229
Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43	1,000,000	998,831
Toronto Dominion Holdings (USA)
8/10/12	0.57	25,000,000	24,948,146
Toyota Motor Credit Corp.
4/17/12 to 6/29/12	0.31 to 0.32	53,000,000	52,965,258
UBS Finance, Inc.
4/23/12 to 5/4/12	0.50 to 0.54	109,000,000	108,956,458
Westpac Banking Corp.
4/5/12 to 5/9/12	0.50 to 0.60 (d)	70,000,000	69,989,444
TOTAL COMMERCIAL PAPER	2,496,763,871
U.S. Government and Government Agency Obligations - 4.2%

Other Government Related - 4.2%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

4/5/12	0.19 (c)	7,000,000	6,999,963
4/9/12	0.19 (c)	10,000,000	9,999,894
4/9/12	0.19 (c)	6,000,000	5,999,905
4/9/12	0.19 (c)	17,000,000	16,999,731
4/10/12	0.19 (c)	12,000,000	11,999,747
4/12/12	0.19 (c)	5,000,000	4,999,789
4/13/12	0.19 (c)	24,000,000	23,998,860
4/16/12	0.19 (c)	23,000,000	22,998,786
4/17/12	0.19 (c)	8,000,000	7,999,536
4/19/12	0.19 (c)	19,000,000	18,998,496
4/20/12	0.19 (c)	13,000,000	12,998,902
4/23/12	0.19 (c)	7,000,000	6,999,372
4/24/12	0.19 (c)	10,000,000	9,999,050
4/24/12	0.19 (c)	13,000,000	12,998,765
5/1/12	0.19 (c)	14,000,000	13,998,153
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	187,988,949
Federal Agencies - 8.2%
	Yield (a)	Principal Amount	Value
Federal Home Loan Bank - 5.2%
4/18/12 to 2/15/13	0.15 to 0.41%	$ 232,666,667	$ 232,646,901
Freddie Mac - 3.0%
4/3/12 to 8/10/12	0.15 to 0.20 (d)	135,000,000	134,981,192
TOTAL FEDERAL AGENCIES	367,628,093
U.S. Treasury Obligations - 10.7%

U.S. Treasury Bills - 3.7%
5/24/12 to 2/7/13	0.09 to 0.15	167,000,000	166,924,286
U.S. Treasury Notes - 7.0%
5/15/12 to 11/30/12	0.07 to 0.19	313,000,000	314,227,337
TOTAL U.S. TREASURY OBLIGATIONS	481,151,623
Municipal Securities - 5.1%

Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, LOC Bank of America NA, VRDN
4/6/12	0.22 (d)	9,895,000	9,895,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, LOC Rabobank Nederland New York Branch, VRDN
4/6/12	0.18 (d)	12,335,000	12,335,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, LOC Branch Banking & Trust Co., VRDN
4/6/12	0.18 (d)	6,990,000	6,990,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2010, LOC Bank of America NA, VRDN
4/6/12	0.26 (d)	1,000,000	1,000,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3649, (Liquidity Facility JPMorgan Chase Bank)
4/6/12	0.19 (d)(e)	3,000,000	3,000,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, LOC Bank of America NA, VRDN
4/6/12	0.24 (d)	8,780,000	8,780,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 A1, LOC Bank of America NA, VRDN
4/6/12	0.22 (d)	50,385,000	50,385,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 B, LOC Branch Banking & Trust Co., VRDN
4/6/12	0.17 (d)	1,750,000	1,750,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Proj.) Series 2008 C, LOC Bank of America NA, VRDN
4/6/12	0.27 (d)	10,500,000	10,500,000

	Yield (a)	Principal Amount	Value
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Proj.) Series 2008 D, LOC Bank of America NA, VRDN
4/2/12	0.23% (d)	$ 26,245,000	$ 26,245,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 B, LOC Wells Fargo Bank NA, VRDN
4/6/12	0.20 (d)	18,800,000	18,800,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, LOC Wells Fargo Bank NA, VRDN
4/6/12	0.20 (d)	21,645,000	21,645,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, LOC Bank of America NA, VRDN
4/6/12	0.24 (d)	59,300,000	59,300,000
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, (Liquidity Facility U.S. Bank NA, Cincinnati)
4/6/12	0.17 (d)(e)	1,200,000	1,200,000
TOTAL MUNICIPAL SECURITIES			231,825,000
Repurchase Agreements - 16.5%
Maturity Amount
In a joint trading account at 0.06% dated 3/30/12 due 4/2/12 (Collateralized by U.S. Treasury Obligations) #	$ 746,581,733	746,578,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost 4,511,935,536)	4,511,935,536
NET OTHER ASSETS (LIABILITIES) - 0.0%	279,001
NET ASSETS - 100%	$ 4,512,214,537
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,999,777 or 0.3% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $187,988,949, or 4.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$746,578,000 due 4/02/12 at 0.06%
BNP Paribas Securities Corp.	$ 746,578,000

Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2012, the cost of investment securities for income tax purposes was $4,511,935,536.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President, Treasurer and the Chief Financial Officer have concluded that the North Carolina Capital Management Trust (The)'s (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust (The)

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	May 30, 2012